Inventories	12 Months Ended
Sep. 27, 2013
Inventory, Net [Abstract]
Inventories
Inventories
At the end of fiscal 2013 and 2012, inventories were comprised of:

(Dollars in Millions)	2013	2012
Purchased materials and manufactured parts	$289	$359
Work in process	169	355
Finished goods	894	1,058
Inventories	$1,352	$1,772

Aggregate reductions in the carrying value of inventories that were still on hand at September 27, 2013 and September 28, 2012, that were deemed to be excess, obsolete, slow-moving or, in any other fashion had a carrying value in excess of market, were $100 million and $128 million, respectively.